Condensed Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2012	Apr. 30, 2011
Revenues:
Sale of homes	$ 312,494	$ 246,974	$ 564,824	$ 482,859
Land sales and other revenues	20,691	2,819	31,270	12,407
Total homebuilding	333,185	249,793	596,094	495,266
Financial services	8,513	5,304	15,203	12,398
Total revenues	341,698	255,097	611,297	507,664
Expenses:
Cost of sales, excluding interest	271,563	210,463	488,990	411,893
Cost of sales interest	13,317	13,956	25,793	29,582
Inventory impairment loss and land option write-offs	3,216	16,925	6,541	30,450
Total cost of sales	288,096	241,344	521,324	471,925
Selling, general and administrative	35,125	39,837	68,379	80,044
Total homebuilding expenses	323,221	281,181	589,703	551,969
Financial services	5,363	5,177	10,540	10,647
Corporate general and administrative	12,264	11,952	25,049	26,960
Other interest	26,056	24,887	48,051	48,872
Other operations	990	706	6,388	1,593
Total expenses	367,894	323,903	679,731	640,041
Gain (loss) on extinguishment of debt	27,039	(1,644)	51,737	(1,644)
Income (loss) from unconsolidated joint ventures	1,495	(3,232)	1,473	(4,224)
Income (loss) before income taxes	2,338	(73,682)	(15,224)	(138,245)
State and federal income tax (benefit) provision:
State	468	(372)	1,101	293
Federal	68	(643)	138	(1,729)
Total income taxes	536	(1,015)	1,239	(1,436)
Net income (loss)	$ 1,802	$ (72,667)	$ (16,463)	$ (136,809)
Basic:
Income (loss) per common share (in Dollars per share)	$ 0.02	$ (0.69)	$ (0.15)	$ (1.49)
Weighted-average number of common shares outstanding (in Shares)	116,021	105,894	112,338	92,020
Assuming dilution:
Income (loss) per common share (in Dollars per share)	$ 0.02	$ (0.69)	$ (0.15)	$ (1.49)
Weighted-average number of common shares outstanding (in Shares)	116,117	105,894	112,338	92,020